UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment ( ); Amendment Number:
                                               ------------------
This Amendment (Check only one.):    (       ) is a restatement.
                                     (       ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Harding, Loevner Management, L.P.
                ----------------------------------------
Address:        50 Division Street
                ----------------------------------------
                Suite 401
                ----------------------------------------
                Somerville, NJ  08876
                ----------------------------------------

Form 13F File Number: 28 - 4434
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           David R. Loevner
                ---------------------------------------------------------------
Title:          President of HLM Holdings, Inc., GP of Harding, Loevner
                ---------------------------------------------------------------
                Management, L.P.
                ---------------------------------------------------------------
Phone:          908-218-7900
                ---------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ David R. Loevner                Somerville, NJ        October 30, 2000
---------------------------------   ------------------    ---------------------
(Signature)                         (City, State)         (Date)

Report Type (Check only one.):

( X ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

(   ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

(   ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:              0
                                                ----------------------

Form 13F Information Table Entry Total:         53
                                                ----------------------

Form 13F Information Table Value Total:         $363,724,350
                                                ----------------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

"NONE"

FORM 13F                        Report for Quarter Ended September 30, 2000
Name of Reporting Manager:  HARDING, LOEVNER MANAGEMENT, L.P.
13F File No.:  28-4434
-------------------------------------------------------------------------------


        Item 1:           Item 2:     Item 3:       Item 4:       Item 5:
                                                  Fair Market    Shares or
                         Title of                 -----------  --------------
   Name Of Issuer         Class        CUSIP         Value     Principal Amt.
   --------------       ---------  -----------    -----------  --------------


AGILENT TECHNOLOGIES       COM     00846U 10 1        458,740           9,374
AIR PRODUCTS & CHEMICALS   COM     009158 10 6      1,778,400          49,400
ALLIED CAPITAL CORP        COM     01903Q 10 8      4,290,062         206,750
AMERICAN INTERNATIONAL
GROUP                      COM     026874 10 7      5,058,233          52,862
BAXTER INTL INC            COM     071813 10 9      4,273,002          53,538
BELLSOUTH                  COM     079860 10 2      3,268,350          80,700
BERKSHIRE HATHAWAY         CLASS A 084670 10 8      1,610,000              25
BP AMOCO                   ADR     055622 10 4      3,476,800          65,600
BRISTOL-MEYERS SQUIBB      COM     110122 10 8      2,467,800          43,200
CHASE MANHATTAN BANK       COM     16161A 10 8        756,187          16,350
CHINA MOBILE HONG       SPONSORED
KONG LTD                   ADR     16941M 10 9     11,766,703         362,750
CISCO SYSTEMS INC.         COM     17275R 10 2        480,675           8,700
COLGATE PALMOLIVE CO.      COM     194162 10 3      3,105,760          65,800
CORNING INC.               COM     219350 10 5      1,187,000           4,000
EASTMAN KODAK              COM     277461 10 9      1,357,050          33,200
ELAN PLC                   ADR     284131 20 8      2,467,800         472,220
EMBRAER-EMPRESA            SP ADR
BRASILEIRA DE              PFD SHS 29081M 10 2     14,354,550         463,050
EMCORE                     COM     290846 10 4        423,265          10,180
ENRON                      COM     293561 10 6      6,843,512          78,100
ERICSSON CLASS B ADR    SPONSORED
                           ADR     294821 40 0     22,347,619       1,508,700
EXXON MOBILE               COM     30231G 10 2      3,850,200          43,200
FEDERAL NATIONAL MTG.
ASSOC.                     COM     313586 10 9      2,452,450          34,300
GENERAL ELECTRIC CO        COM     369604 10 3        865,312          15,000
GLAXO WELLCOME PLC      SPONSORED
                           ADR     37733W 10 5      1,359,844          22,500
GRUPO TELEVISA SA DE    SPONSORED
CV                         ADR     40049J 20 6     15,923,769         276,035
HEWLETT PACKARD CO         COM     428236 10 3      3,361,050          34,650
HONEYWELL INTERNATIONAL    COM     438516 10 6      2,084,062          58,500
IMPERIAL OIL LTD ADR      COM NEW  453038 40 8     28,031,767       1,075,250
INTEL CORP                 COM     458140 10 0      2,585,187          62,200
INTERNATIONAL BUSINESS
MACHS                      COM     459200 10 1      4,733,684          42,124
JOHNSON & JOHNSON          COM     478160 10 4        187,875           2,000
LUXOTTICA GROUP ADR     SPONSORED
                           ADR     55068R 20 2     18,084,026       1,121,490
MERCK                      COM     589331 10 7        213,487           2,868
MICROSOFT                  COM     594918 10 4        475,975           7,900
NOKIA CORP                 ADR     654902 20 4     10,627,947         266,950
NORTEL NETWORKS            COM     656568 10 2     16,085,400         268,090
ORACLE CORP                COM     68389X 10 5      3,724,875          47,300
PFIZER                     COM     717081 10 3      5,877,825         130,800
QUANTA SERVICES            COM     74762E 10 2      1,036,000          37,000
QUINTILES TRANSNATIONAL
CORP.                      COM     748767 10 0      1,907,719         119,700
ROYAL DUTCH PETE
CO ADR             NY REG GLD1.25  780257 80 4     40,973,874         683,610
ROYCE MICRO-CAP TR INC     COM     780915 10 4        596,135          54,817
SCHLUMBERGER LTD           COM     806857 10 8      5,434,271          66,020
SMARTFORCE ADR          SPONSORED
                           ADR     83170A 20 6     32,415,396         684,230
SONY CORP               SPONSORED
                           ADR     835699 30 7     36,761,437         364,200
SUMMIT BANCORPORATION      COM     866005 10 1        345,793          10,023
TYCO INTERNATIONAL         COM     902124 10 6      5,007,625          97,000
VIACOM                     CLASS B 925524 30 8      4,126,643          70,390
VODAFONE GROUP             ADR     92857W 10 0     13,212,552         357,096
WELLS FARGO                COM     949746 10 1      3,178,875          69,200
WISCONSIN CENT TRANSN
CORP                       COM     976592 10 5        763,669          72,300
WORLDCOM INC               COM     98157D 10 6      2,092,837          68,900
WRIGLEY WM. JR. CO.        COM     982526 10 5      3,575,281          47,750
                TOTAL                             363,724,350






                                   Item 6:                  Item 7:             Item 8:
                            Investment Discretion                            Voting Auth.
                            ---------------------                            ------------
                      (a) Sole (b) Shared (c)Shared Other  Managers  (a) Sole (b) Shared (c) None
                      -------- ---------- ---------------  --------  -------- ---------- --------


AGILENT TECHNOLOGIES      X                                              X
AIR PRODUCTS & CHEMICALS  X                                              X
ALLIED CAPITAL CORP       X                                              X
AMERICAN INTERNATIONAL
GROUP                     X                                              X
BAXTER INTL INC           X                                              X
BELLSOUTH                 X                                              X
BERKSHIRE HATHAWAY        X                                              X
BP AMOCO                  X                                              X
BRISTOL-MEYERS SQUIBB     X                                              X
CHASE MANHATTAN BANK      X                                              X
CHINA MOBILE HONG
KONG LTD                  X                                              X
CISCO SYSTEMS INC.        X                                              X
COLGATE PALMOLIVE CO.     X                                              X
CORNING INC.              X                                              X
EASTMAN KODAK             X                                              X
ELAN PLC                  X                                              X
EMBRAER-EMPRESA
BRASILEIRA DE             X                                              X
EMCORE                    X                                              X
ENRON                     X                                              X
ERICSSON CLASS B ADR      X                                              X
EXXON MOBILE              X                                              X
FEDERAL NATIONAL MTG.
ASSOC.                    X                                              X
GENERAL ELECTRIC CO       X                                              X
GLAXO WELLCOME PLC        X                                              X
GRUPO TELEVISA SA DE
CV                        X                                              X
HEWLETT PACKARD CO        X                                              X
HONEYWELL INTERNATIONAL   X                                              X
IMPERIAL OIL LTD ADR      X                                              X
INTEL CORP                X                                              X
INTERNATIONAL BUSINESS
MACHS                     X                                              X
JOHNSON & JOHNSON         X                                              X
LUXOTTICA GROUP ADR       X                                              X
MERCK                     X                                              X
MICROSOFT                 X                                              X
NOKIA CORP                X                                              X
NORTEL NETWORKS           X                                              X
ORACLE CORP               X                                              X
PFIZER                    X                                              X
QUANTA SERVICES           X                                              X
QUINTILES TRANSNATIONAL
CORP.                     X                                              X
ROYAL DUTCH PETE CO ADR   X                                              X
ROYCE MICRO-CAP TR INC    X                                              X
SCHLUMBERGER LTD          X                                              X
SMARTFORCE ADR            X                                              X
SONY CORP                 X                                              X
SUMMIT BANCORPORATION     X                                              X
TYCO INTERNATIONAL        X                                              X
VIACOM                    X                                              X
VODAFONE GROUP            X                                              X
WELLS FARGO               X                                              X
WISCONSIN CENT TRANSN
CORP                      X                                              X
WORLDCOM INC              X                                              X
WRIGLEY WM. JR. CO.       X                                              X
